Debt - Movement in debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance at December 31, 2018	$ 146,535	$ 69,302
Proceeds from debentures		46,000
Transaction costs on convertible debentures (note 17(b))		(2,490)
Portion allocated to equity		(7,141)
Transaction costs allocated to equity		389
Amortization of transaction costs , discount	2,081	475
Drawdowns	65,000	40,000
Repayments of borrowings	(55,000)
Balance at December 31, 2019	158,616	146,535
Term Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at December 31, 2018	109,430	69,302
Amortization of transaction costs , discount	420	128
Drawdowns	65,000	40,000
Repayments of borrowings	(55,000)
Balance at December 31, 2019	119,850	109,430
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance at December 31, 2018	37,105
Proceeds from debentures		46,000
Transaction costs on convertible debentures (note 17(b))		(2,490)
Portion allocated to equity		(7,141)
Transaction costs allocated to equity		389
Amortization of transaction costs , discount	1,661	347
Balance at December 31, 2019	$ 38,766	$ 37,105